Net Charge On Debt Retirement (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended								1 Months Ended				3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Segment, Continuing Operations [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2010 Segment, Continuing Operations [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On October 2009 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On October 2009 [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On August 2010 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On August 2010 [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] 2013 Fixed Notes Extinguished [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] 2013 Floating Rate Notes Extinguished [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] Floating Rate Notes 2011 Extinguished [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes Issued On October, 2009 Extinguished [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] Senior Floating Rate Notes [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] Senior Floating Rate Notes [Member] November 15, 2011 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] Senior Notes Due 2016 [Member]
Extinguishment of Debt [Line Items]
Interest rate of notes issued, percentage	6.25%				8.75%			8.75%					8.875%
Aggregate principal amount					$ 472.1	$ 152.9		$ 152.4	$ 47.6	$ 15.5	$ 139.5	$ 300.0		$ 449.5		$ 10.5
Debt instrument maturity date							Dec. 01, 2016								Dec. 01, 2013		Dec. 31, 2011	Oct. 15, 2016
Net charge on debt retirement		76.1	47.0	3.0
Total early redemption premiums		58.0	33.4
Write-off of unamortized deferred financing costs and original issue discounts		18.1	10.2
Transaction costs			$ 3.4